Per Share Data (Tables)	6 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)
During the six months ended September 30, 2025 and 2026, there was no stock compensation which was antidilutive.

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Net Income attributable to ORIX Corporation Shareholders from continuing operations	¥262,525	¥766,676
Adjustment to Net Income from continuing operations	(46)	(227)

Net income from continuing operations used to calculate basic earnings per share	262,479	766,449

Adjustment to Net Income from continuing operations	46	227

Net income from continuing operations used to calculate diluted earnings per share	¥262,525	¥766,676

	Thousands of Shares
	Six months ended September 30, 2025	Six months ended September 30, 2026
Weighted-average shares	1,127,416	1,090,178
Effect of dilutive securities —
Stock compensation	2,587	2,639

Weighted-average shares for diluted EPS computation	1,130,003	1,092,817

	Yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Earnings per share for net income attributable to ORIX Corporation Shareholders from continuing operations:
Basic	¥232.82	¥703.05
Diluted	232.32	701.56

Note:
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation. (3,401,500 and 2,709,753 shares for the six months ended September 30, 2025 and 2026)